VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2019:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	ICBCL	204.0	10 years	173.8	October 2019 (1)	116.7	October 2024
Golar Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020 (1)	116.7	January 2025
Golar Snow	January 2015	ICBCL	204.0	10 years	173.8	January 2020 (1)	116.7	January 2025
Golar Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020 (1)	116.7	February 2025
Golar Tundra	November 2015	CMBL	254.6	10 years	168.7	November 2018 (1)	51.3	November 2025
Golar Seal	March 2016	CCBFL	203.0	10 years	132.8	March 2018(1)	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	97.3	March 2020 (1)	50.0	March 2027
Hilli	June 2018	CSSC	1,200.0	10 years	633.2	June 2023	300.0	June 2028
(1) We did not exercise the first repurchase option.

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2019, are shown below:

(in thousands of $)	2020	2021	2022	2023	2024	2025+
Golar Glacier	17,147	17,100	17,100	17,100	12,884	—
Golar Kelvin	17,147	17,100	17,100	17,100	15,695	—
Golar Snow	17,147	17,100	17,100	17,100	15,695	—
Golar Ice	17,147	17,100	17,100	17,100	17,147	1,452
Golar Tundra (1)	19,808	18,963	18,150	17,348	16,566	13,199
Golar Seal	13,717	13,717	13,717	13,754	13,717	13,717
Golar Crystal (1)	11,058	10,979	10,935	10,877	10,827	24,067
Hilli (1)	112,959	109,101	105,244	101,479	97,528	290,361
(1) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on assumed LIBOR plus a margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2019 and 2018, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	2019	2018
Assets									Total	Total
Restricted cash and short-term deposits (see note 12)	28	1,481	1,481	1,471	—	3,470	4,881	22,135	34,947	176,428

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	127,166	147,025	127,695	100,799	10,764	—	6,625	442,931	963,005	646,513
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	94,120	100,359	84,145	338,500	617,124	1,200,774
	127,166	147,025	127,695	100,799	104,884	100,359	90,770	781,431	1,580,129	1,847,287
(1) Where applicable, these balances are net of deferred finance charges (see note 18).

The most significant impact of the lessor VIE's operations on our consolidated statements of income and consolidated statements of cash flows, for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands of $)	2019	2018	2017
Statement of income
Interest expense	69,373	61,502	37,383

Statement of cash flows
Net debt repayments	(410,737)	(299,776)	(60,549)
Net debt receipts	144,278	1,061,000	112,000
The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2019 and 2018, are as follows:

(in thousands of $)	2019	2018
Balance sheet
Current assets	64,507	172,554
Non-current assets	1,300,065	1,392,710
Current liabilities	(496,029)	(278,728)
Non-current liabilities	(418,578)	(842,786)

(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impacts of Hilli LLC VIE's operations on our consolidated statements of income and consolidated statements of cash flows, as of December 31, 2019 and 2018, are as follows:

(in thousands of $)	2019	2018
Statement of income
Liquefaction services revenue	218,096	127,625
Realized and unrealized (losses)/gains on the oil derivative instrument	(26,001)	16,767

Statement of cash flows
Net debt repayments	(243,513)	(30,300)
Net debt receipts	129,454	—
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2019 are as follows:

(in thousands of $)	Notes	2019
Balance sheet
Current assets		24,894
Non-current assets	15	434,248
Current liabilities		(9,697)
Non-current liabilities		(107,902)

The most significant impacts of Gimi MS VIE's operations on our consolidated statement of cash flows, as of December 31, 2019 are as follows:

(in thousands of $)	2019
Statement of cash flows
Additions to asset under development	383,200
Net debt receipts	130,000

Changes in Ownership of a Subsidiary
The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	December 31, 2018
Net loss attributable to stockholders of Golar LNG Limited	(231,428)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1096 Hilli Common Units in July 2018	304,468
Changes from net income attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	73,040

Schedule of Other Ownership Interests	The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%